Leases	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Leases	Leases
As a Lessor
The net investment in leases were as follows (in thousands):

	March 31, 2023	December 31, 2022
Net investment in leases, current	$872	$985
Net investment in leases, non-current	9,173	9,304
Total net investment in leases	$10,045	$10,289
Interest income from accretion of net investment in lease was not material in the three months ended March 31, 2023 or 2022.
Future minimum payments receivable from operating and sales-type leases as of March 31, 2023 for each of the next five years were as follows:

	Operating leases	Sales-type leases
Remainder of 2023	$279	$580
2024	—	1,010
2025	—	1,528
2026	—	1,528
2027	—	1,528
Thereafter	—	4,013
Total minimum lease payments	$279	$10,187
As a Lessee
The Company leases its office and manufacturing related facilities in Burlingame and City of Industry, California, Greenville and Greer, South Carolina, and Rochester Hills, Michigan under operating lease agreements with various expiration dates from 2023 through 2033.
The Company had no material finance leases as of March 31, 2023.
Maturities of operating lease liabilities as of March 31, 2023 were as follows (in thousands):

Remainder of 2023	$6,122
2024	4,224
2025	3,487
2026	2,615
2027	2,238
Thereafter	9,858
Total undiscounted lease payment	28,544
Less: imputed interest	(5,305)
Total operating lease liabilities	$23,239
Operating lease expense was $2.1 million and $1.5 million for the three months ended March 31, 2023 and 2022, respectively.
Short-term and variable lease expenses for the three months ended March 31, 2023 and 2022 were not material.
Supplemental cash flow information related to leases were as follows (in thousands):

	Three Months Ended March 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$(2,082)	$(1,377)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	$—	$25
Finance lease	699	—
Operating lease right-of-use assets and liabilities consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Operating leases
Operating lease right-of-use assets	$18,661	$20,274
Operating lease liabilities, current	5,998	6,876
Operating lease liabilities, non-current	17,241	18,098
Total operating lease liabilities	$23,239	$24,974
The weighted average remaining lease term and discount rate of operating leases were 6.4 years and 6.1%, respectively, as of March 31, 2023. The weighted average remaining lease term and discount rate of operating leases were 6.4 years and 6.2%, respectively, as of December 31, 2022.
As of March 31, 2023, the Company had no significant additional operating leases and finance leases that have not yet commenced.
Leases
As a Lessor
The net investment in leases were as follows:

	December 31,
	2022	2021
Net investment in leases, current	$985	$411
Net investment in leases, non-current	9,304	5,179
Total net investment in leases	$10,289	$5,590
Interest income from accretion of net investment in lease is not material in the years ended December 31, 2022, 2021 and 2020.
Future minimum payments receivable from operating and sales-type leases as of December 31, 2022 for each of the next five years were as follows:

	Operating leases	Sales-type leases
2023	$384	$749
2024	—	1,010
2025	—	1,528
2026	—	1,528
2027	—	1,528
Thereafter	—	4,013
Total minimum lease payments	$384	$10,356
As a Lessee
The Company leases its headquarters in Burlingame, California, and manufacturing related facilities in Burlingame and City of Industry, California, Greenville and Greer, South Carolina, and Rochester Hills, Michigan under operating lease agreements with various expiration dates from 2023 through 2033.
The Company had no material capital leases as of December 31, 2022.
Maturities of operating lease liabilities as of December 31, 2022 were as follows (in thousands):

2023	$8,203
2024	4,224
2025	3,487
2026	2,615
2027	2,238
Thereafter	9,858
Total undiscounted lease payment	30,625
Less: imputed interest	(5,651)
Total lease liabilities	$24,974
Operating lease expense was $7.3 million, $4.2 million, and $4.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Short-term and variable lease expenses for the years ended December 31, 2022, 2021 and 2020 were not material.
Supplemental cash flow information related to leases were as follows (in thousands):

	Year Ended December 31
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(7,053)	$(4,209)	$(3,855)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	$5,534	$17,573	$7
Operating lease right-of-use assets and liabilities consisted of the following (in thousands):

	December 31,
	2022	2021
Operating leases
Operating lease right-of-use assets	$20,274	$24,282
Operating lease liabilities, current	$6,876	$4,084
Operating lease liabilities, non-current	18,098	20,963
Total operating lease liabilities	$24,974	$25,047
The weighted average remaining lease term and discount rate of operating leases were 6.4 years and 6.2%, respectively, as of December 31, 2022. The weighted average remaining lease term and discount rate of operating leases were 7.6 years and 5.8%, respectively, as of December 31, 2021.
As of December 31, 2022, the Company had no significant finance leases and no significant additional leases that have not yet commenced.

Leases	Leases
As a Lessor
The net investment in leases were as follows (in thousands):

	March 31, 2023	December 31, 2022
Net investment in leases, current	$872	$985
Net investment in leases, non-current	9,173	9,304
Total net investment in leases	$10,045	$10,289
Interest income from accretion of net investment in lease was not material in the three months ended March 31, 2023 or 2022.
Future minimum payments receivable from operating and sales-type leases as of March 31, 2023 for each of the next five years were as follows:

	Operating leases	Sales-type leases
Remainder of 2023	$279	$580
2024	—	1,010
2025	—	1,528
2026	—	1,528
2027	—	1,528
Thereafter	—	4,013
Total minimum lease payments	$279	$10,187
As a Lessee
The Company leases its office and manufacturing related facilities in Burlingame and City of Industry, California, Greenville and Greer, South Carolina, and Rochester Hills, Michigan under operating lease agreements with various expiration dates from 2023 through 2033.
The Company had no material finance leases as of March 31, 2023.
Maturities of operating lease liabilities as of March 31, 2023 were as follows (in thousands):

Remainder of 2023	$6,122
2024	4,224
2025	3,487
2026	2,615
2027	2,238
Thereafter	9,858
Total undiscounted lease payment	28,544
Less: imputed interest	(5,305)
Total operating lease liabilities	$23,239
Operating lease expense was $2.1 million and $1.5 million for the three months ended March 31, 2023 and 2022, respectively.
Short-term and variable lease expenses for the three months ended March 31, 2023 and 2022 were not material.
Supplemental cash flow information related to leases were as follows (in thousands):

	Three Months Ended March 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$(2,082)	$(1,377)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	$—	$25
Finance lease	699	—
Operating lease right-of-use assets and liabilities consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Operating leases
Operating lease right-of-use assets	$18,661	$20,274
Operating lease liabilities, current	5,998	6,876
Operating lease liabilities, non-current	17,241	18,098
Total operating lease liabilities	$23,239	$24,974
The weighted average remaining lease term and discount rate of operating leases were 6.4 years and 6.1%, respectively, as of March 31, 2023. The weighted average remaining lease term and discount rate of operating leases were 6.4 years and 6.2%, respectively, as of December 31, 2022.
As of March 31, 2023, the Company had no significant additional operating leases and finance leases that have not yet commenced.
Leases
As a Lessor
The net investment in leases were as follows:

	December 31,
	2022	2021
Net investment in leases, current	$985	$411
Net investment in leases, non-current	9,304	5,179
Total net investment in leases	$10,289	$5,590
Interest income from accretion of net investment in lease is not material in the years ended December 31, 2022, 2021 and 2020.
Future minimum payments receivable from operating and sales-type leases as of December 31, 2022 for each of the next five years were as follows:

	Operating leases	Sales-type leases
2023	$384	$749
2024	—	1,010
2025	—	1,528
2026	—	1,528
2027	—	1,528
Thereafter	—	4,013
Total minimum lease payments	$384	$10,356
As a Lessee
The Company leases its headquarters in Burlingame, California, and manufacturing related facilities in Burlingame and City of Industry, California, Greenville and Greer, South Carolina, and Rochester Hills, Michigan under operating lease agreements with various expiration dates from 2023 through 2033.
The Company had no material capital leases as of December 31, 2022.
Maturities of operating lease liabilities as of December 31, 2022 were as follows (in thousands):

2023	$8,203
2024	4,224
2025	3,487
2026	2,615
2027	2,238
Thereafter	9,858
Total undiscounted lease payment	30,625
Less: imputed interest	(5,651)
Total lease liabilities	$24,974
Operating lease expense was $7.3 million, $4.2 million, and $4.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Short-term and variable lease expenses for the years ended December 31, 2022, 2021 and 2020 were not material.
Supplemental cash flow information related to leases were as follows (in thousands):

	Year Ended December 31
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(7,053)	$(4,209)	$(3,855)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	$5,534	$17,573	$7
Operating lease right-of-use assets and liabilities consisted of the following (in thousands):

	December 31,
	2022	2021
Operating leases
Operating lease right-of-use assets	$20,274	$24,282
Operating lease liabilities, current	$6,876	$4,084
Operating lease liabilities, non-current	18,098	20,963
Total operating lease liabilities	$24,974	$25,047
The weighted average remaining lease term and discount rate of operating leases were 6.4 years and 6.2%, respectively, as of December 31, 2022. The weighted average remaining lease term and discount rate of operating leases were 7.6 years and 5.8%, respectively, as of December 31, 2021.
As of December 31, 2022, the Company had no significant finance leases and no significant additional leases that have not yet commenced.

Leases	Leases
As a Lessor
The net investment in leases were as follows (in thousands):

	March 31, 2023	December 31, 2022
Net investment in leases, current	$872	$985
Net investment in leases, non-current	9,173	9,304
Total net investment in leases	$10,045	$10,289
Interest income from accretion of net investment in lease was not material in the three months ended March 31, 2023 or 2022.
Future minimum payments receivable from operating and sales-type leases as of March 31, 2023 for each of the next five years were as follows:

	Operating leases	Sales-type leases
Remainder of 2023	$279	$580
2024	—	1,010
2025	—	1,528
2026	—	1,528
2027	—	1,528
Thereafter	—	4,013
Total minimum lease payments	$279	$10,187
As a Lessee
The Company leases its office and manufacturing related facilities in Burlingame and City of Industry, California, Greenville and Greer, South Carolina, and Rochester Hills, Michigan under operating lease agreements with various expiration dates from 2023 through 2033.
The Company had no material finance leases as of March 31, 2023.
Maturities of operating lease liabilities as of March 31, 2023 were as follows (in thousands):

Remainder of 2023	$6,122
2024	4,224
2025	3,487
2026	2,615
2027	2,238
Thereafter	9,858
Total undiscounted lease payment	28,544
Less: imputed interest	(5,305)
Total operating lease liabilities	$23,239
Operating lease expense was $2.1 million and $1.5 million for the three months ended March 31, 2023 and 2022, respectively.
Short-term and variable lease expenses for the three months ended March 31, 2023 and 2022 were not material.
Supplemental cash flow information related to leases were as follows (in thousands):

	Three Months Ended March 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$(2,082)	$(1,377)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	$—	$25
Finance lease	699	—
Operating lease right-of-use assets and liabilities consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Operating leases
Operating lease right-of-use assets	$18,661	$20,274
Operating lease liabilities, current	5,998	6,876
Operating lease liabilities, non-current	17,241	18,098
Total operating lease liabilities	$23,239	$24,974
The weighted average remaining lease term and discount rate of operating leases were 6.4 years and 6.1%, respectively, as of March 31, 2023. The weighted average remaining lease term and discount rate of operating leases were 6.4 years and 6.2%, respectively, as of December 31, 2022.
As of March 31, 2023, the Company had no significant additional operating leases and finance leases that have not yet commenced.
Leases
As a Lessor
The net investment in leases were as follows:

	December 31,
	2022	2021
Net investment in leases, current	$985	$411
Net investment in leases, non-current	9,304	5,179
Total net investment in leases	$10,289	$5,590
Interest income from accretion of net investment in lease is not material in the years ended December 31, 2022, 2021 and 2020.
Future minimum payments receivable from operating and sales-type leases as of December 31, 2022 for each of the next five years were as follows:

	Operating leases	Sales-type leases
2023	$384	$749
2024	—	1,010
2025	—	1,528
2026	—	1,528
2027	—	1,528
Thereafter	—	4,013
Total minimum lease payments	$384	$10,356
As a Lessee
The Company leases its headquarters in Burlingame, California, and manufacturing related facilities in Burlingame and City of Industry, California, Greenville and Greer, South Carolina, and Rochester Hills, Michigan under operating lease agreements with various expiration dates from 2023 through 2033.
The Company had no material capital leases as of December 31, 2022.
Maturities of operating lease liabilities as of December 31, 2022 were as follows (in thousands):

2023	$8,203
2024	4,224
2025	3,487
2026	2,615
2027	2,238
Thereafter	9,858
Total undiscounted lease payment	30,625
Less: imputed interest	(5,651)
Total lease liabilities	$24,974
Operating lease expense was $7.3 million, $4.2 million, and $4.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Short-term and variable lease expenses for the years ended December 31, 2022, 2021 and 2020 were not material.
Supplemental cash flow information related to leases were as follows (in thousands):

	Year Ended December 31
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(7,053)	$(4,209)	$(3,855)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	$5,534	$17,573	$7
Operating lease right-of-use assets and liabilities consisted of the following (in thousands):

	December 31,
	2022	2021
Operating leases
Operating lease right-of-use assets	$20,274	$24,282
Operating lease liabilities, current	$6,876	$4,084
Operating lease liabilities, non-current	18,098	20,963
Total operating lease liabilities	$24,974	$25,047
The weighted average remaining lease term and discount rate of operating leases were 6.4 years and 6.2%, respectively, as of December 31, 2022. The weighted average remaining lease term and discount rate of operating leases were 7.6 years and 5.8%, respectively, as of December 31, 2021.
As of December 31, 2022, the Company had no significant finance leases and no significant additional leases that have not yet commenced.

Leases	Leases
As a Lessor
The net investment in leases were as follows (in thousands):

	March 31, 2023	December 31, 2022
Net investment in leases, current	$872	$985
Net investment in leases, non-current	9,173	9,304
Total net investment in leases	$10,045	$10,289
Interest income from accretion of net investment in lease was not material in the three months ended March 31, 2023 or 2022.
Future minimum payments receivable from operating and sales-type leases as of March 31, 2023 for each of the next five years were as follows:

	Operating leases	Sales-type leases
Remainder of 2023	$279	$580
2024	—	1,010
2025	—	1,528
2026	—	1,528
2027	—	1,528
Thereafter	—	4,013
Total minimum lease payments	$279	$10,187
As a Lessee
The Company leases its office and manufacturing related facilities in Burlingame and City of Industry, California, Greenville and Greer, South Carolina, and Rochester Hills, Michigan under operating lease agreements with various expiration dates from 2023 through 2033.
The Company had no material finance leases as of March 31, 2023.
Maturities of operating lease liabilities as of March 31, 2023 were as follows (in thousands):

Remainder of 2023	$6,122
2024	4,224
2025	3,487
2026	2,615
2027	2,238
Thereafter	9,858
Total undiscounted lease payment	28,544
Less: imputed interest	(5,305)
Total operating lease liabilities	$23,239
Operating lease expense was $2.1 million and $1.5 million for the three months ended March 31, 2023 and 2022, respectively.
Short-term and variable lease expenses for the three months ended March 31, 2023 and 2022 were not material.
Supplemental cash flow information related to leases were as follows (in thousands):

	Three Months Ended March 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$(2,082)	$(1,377)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	$—	$25
Finance lease	699	—
Operating lease right-of-use assets and liabilities consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Operating leases
Operating lease right-of-use assets	$18,661	$20,274
Operating lease liabilities, current	5,998	6,876
Operating lease liabilities, non-current	17,241	18,098
Total operating lease liabilities	$23,239	$24,974
The weighted average remaining lease term and discount rate of operating leases were 6.4 years and 6.1%, respectively, as of March 31, 2023. The weighted average remaining lease term and discount rate of operating leases were 6.4 years and 6.2%, respectively, as of December 31, 2022.
As of March 31, 2023, the Company had no significant additional operating leases and finance leases that have not yet commenced.
Leases
As a Lessor
The net investment in leases were as follows:

	December 31,
	2022	2021
Net investment in leases, current	$985	$411
Net investment in leases, non-current	9,304	5,179
Total net investment in leases	$10,289	$5,590
Interest income from accretion of net investment in lease is not material in the years ended December 31, 2022, 2021 and 2020.
Future minimum payments receivable from operating and sales-type leases as of December 31, 2022 for each of the next five years were as follows:

	Operating leases	Sales-type leases
2023	$384	$749
2024	—	1,010
2025	—	1,528
2026	—	1,528
2027	—	1,528
Thereafter	—	4,013
Total minimum lease payments	$384	$10,356
As a Lessee
The Company leases its headquarters in Burlingame, California, and manufacturing related facilities in Burlingame and City of Industry, California, Greenville and Greer, South Carolina, and Rochester Hills, Michigan under operating lease agreements with various expiration dates from 2023 through 2033.
The Company had no material capital leases as of December 31, 2022.
Maturities of operating lease liabilities as of December 31, 2022 were as follows (in thousands):

2023	$8,203
2024	4,224
2025	3,487
2026	2,615
2027	2,238
Thereafter	9,858
Total undiscounted lease payment	30,625
Less: imputed interest	(5,651)
Total lease liabilities	$24,974
Operating lease expense was $7.3 million, $4.2 million, and $4.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.
Short-term and variable lease expenses for the years ended December 31, 2022, 2021 and 2020 were not material.
Supplemental cash flow information related to leases were as follows (in thousands):

	Year Ended December 31
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(7,053)	$(4,209)	$(3,855)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	$5,534	$17,573	$7
Operating lease right-of-use assets and liabilities consisted of the following (in thousands):

	December 31,
	2022	2021
Operating leases
Operating lease right-of-use assets	$20,274	$24,282
Operating lease liabilities, current	$6,876	$4,084
Operating lease liabilities, non-current	18,098	20,963
Total operating lease liabilities	$24,974	$25,047
The weighted average remaining lease term and discount rate of operating leases were 6.4 years and 6.2%, respectively, as of December 31, 2022. The weighted average remaining lease term and discount rate of operating leases were 7.6 years and 5.8%, respectively, as of December 31, 2021.
As of December 31, 2022, the Company had no significant finance leases and no significant additional leases that have not yet commenced.